UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/99

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
	[  ] adds new holdings
		entries.
Institutional Investment Manager Filing this Report:

Name:	Princeton Capital Management, Inc.
Address:	47 Hulfish Street, Suite 500
	Princeton, New Jersey  08542

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ann W. Elmes
Title:	Director
Phone:	(609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes	Princeton, New Jersey	10/26/99
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________	________________________________
	[Repeat as necessary.]


Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:		-0-

Form 13F Information Table Entry Total:		118

Form 13F Information Table Value Total:	$	119,517
	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

PRINCETON CAPITAL MANAGEMENT
FORM 13F
September 30, 1999

                                                                                                     Voting Authority
                                                          Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                         Title oCUSIP       (x$1000)  Prn Amt  Prn Call Dscretn  Mgrs  Sole     Shared   None
------------------------------         ----------------   --------  -------- --- ---- -------  ----  ----     -------------
                                                                                                                           11275
AFLAC Inc                              COM    001055102          472    11275SH       Sole                                  8236
AMERITECH                              COM    030954101          690    10332SH       Sole                2096             52478
ATT                                    COM    001957109         2918    67072SH       Sole                4094    10500    37467
Abbott Laboratories                    COM    002824100         1918    52267SH       Sole                 400    14400    14900
Adobe Systems                          COM    00724F101         2026    17850SH       Sole                 500     2450     4052
American Intl Group                    COM    026874107          352     4052SH       Sole                                 15050
Anadarko Petroleum                     COM    032511107          460    15050SH       Sole                                 25600
Andrew Corp                            COM    034425108          445    25600SH       Sole                                107100
Aspect Telecommunications              COM    045237104         1834   108100SH       Sole                1000              1200
Atlantic Richfield                     COM    048825103          266     3000SH       Sole                1600      200     4100
BCE Inc.                               COM    05534B109          204     4100SH       Sole                                 11849
BP Amoco                               COM    055622104         2838    25610SH       Sole                7543     6218     6284
Banc One                               COM    06423A103          458    13148SH       Sole                5864     1000     8790
Bell Atlantic                          COM    077853109          821    12190SH       Sole                         3400    12644
BellSouth                              COM    079860102         1019    22644SH       Sole                2800     7200    98482
Bergen Brunswig                        COM    083739102         1082   104282SH       Sole                1200     4600    56000
Billing  Concepts                      COM    090063108          285    57000SH       Sole                1000             12900
Biochem Pharma                         COM    09058T108          309    12900SH       Sole                                  9000
Black Hills Corp                       COM    092113109          210     9000SH       Sole                                 22000
Boeing                                 COM    097023105          938    22000SH       Sole                                  4000
Bristol Myers Squibb                   COM    110122108          594     8800SH       Sole                4800              7850
Catalina Marketing                     COM    148867104          666     7850SH       Sole                                  8416
Caterpillar                            COM    149123101          461     8416SH       Sole                                 50000
Celgene Corp.                          COM    151020104         1407    52000SH       Sole                2000             12828
Chevron                                COM    166751107         1857    20928SH       Sole                6775     1325    14849
Chiron                                 COM    170040109          471    16999SH       Sole                 950     1200    10702
Cigna                                  COM    125509109         1353    17402SH       Sole                5100     1600    20333
Citigroup                              COM    172967101         1112    25271SH       Sole                1338     3600     7232
Comcast Corp-Special Cl A              COM    200300200          288     7232SH       Sole                                 31650
Concord EFS                            COM    206197105          653    31650SH       Sole                                 18800
Convergys                              COM    212485106          372    18800SH       Sole
Corning Inc                            COM    219350105          206     3000SH       Sole                         3000    11400
Dell Computer                          COM    247025109          477    11400SH       Sole                                  6350
Eastman Kodak                          COM    277461109          903    11935SH       Sole                1735     3850     2600
Emerson Electric                       COM    291011104          265     4200SH       Sole                         1600    16384
Enron Corp                             COM    293561106         1113    27096SH       Sole               10312      400    22850
Epitope                                COM    294261102          154    22850SH       Sole                                 24078
Exxon                                  COM    302290101         2889    38010SH       Sole                8000     5932    12616
Ford Motor                             COM    345370100          996    19816SH       Sole                2300     4900     6600
Frontier Oil Corp                      COM    35914P105           82    12100SH       Sole                5500             10134
GTE Corp                               COM    362320103          848    11034SH       Sole                 200      700    38640
General Electric                       COM    369604103        10352    87315SH       Sole               21775    26900    13616
General Instruments                    COM    370120107          870    18116SH       Sole                 900     3600    13550
Genzyme                                COM    372917104          611    13550SH       Sole                                  2600
Georgia Pacific                        COM    373298108          348     8600SH       Sole                         6000     9000
Guidant                                COM    401698105          483     9000SH       Sole                                  6000
Hadco                                  COM    404681108          259     6000SH       Sole                                131300
Harbinger                              COM    41145C103         2479   146900SH       Sole                3600    12000    11314
Hewlett Packard                        COM    428236103         1422    15674SH       Sole                 960     3400    16925
Highwoods Properties                   COM    431284108          438    16925SH       Sole                                234400
Indigo                                 COM    N44495104          798   263400SH       Sole               29000             18000
Informix                               COM    456779107          205    25800SH       Sole                7800             11094
Intel                                  COM    458140100          898    12090SH       Sole                 500      496     2666
Interpublic Group                      COM    460690100          999    24280SH       Sole               21614              4958
J P Morgan & Co.                       COM    616880100         1326    11608SH       Sole                         6650     7675
Jefferson-Pilot                        COM    475070108          485     7675SH       Sole                                 13366
Johnson & Johnson                      COM    478160104         1743    18966SH       Sole                4800      800    19000
Keane                                  COM    486665102          433    19000SH       Sole                                 13725
Lilly (Eli)                            COM    532457108          945    14725SH       Sole                         1000    32883
Lucent Technologies                    COM    549463107         2911    44871SH       Sole                1236    10752    99200
Martek                                 COM    572901106         1177   204642SH       Sole              105442              5300
McGraw Hill                            COM    580645109          585    12100SH       Sole                 400     6400    13000
MediaOne Group                         COM    58440J104          977    14300SH       Sole                 300     1000    14000
Medtronic                              COM    585055106          498    14000SH       Sole                                 62500
Mentor Graphics                        COM    587200106          539    63000SH       Sole                 500              5545
Mercantile Bankshares                  COM    587405101          325    10490SH       Sole                4945             34392
Merck                                  COM    589331107         3713    57292SH       Sole                6800    16100   121600
Microware                              COM    595150103          362   231750SH       Sole              109650      500    15823
Motorola                               COM    620076109         1948    22133SH       Sole                1110     5200
National Data Corp                     COM    635621105          728    28000SH       Sole                                 14900
Norfolk Southern                       COM    655844108          769    31400SH       Sole                3000    13500    14500
Optical Coating Laboratory             COM    683829105         1335    14500SH       Sole                                 19172
Oracle                                 COM    68389X105          941    20672SH       Sole                 700      800    76632
PSS World Medical                      COM    69366A100          801    89582SH       Sole                3450     9500    29893
Paxar                                  COM    704227107          284    29893SH       Sole                                 13000
Paychex                                COM    704326107          444    13000SH       Sole                                  7677
Pfizer                                 COM    717081103          333     9277SH       Sole                         1600     8600
Pharmacyclics                          COM    716933106          352     8600SH       Sole                                  5955
Philip Morris                          COM    718154107          275     8050SH       Sole                1795      300     8050
Procter & Gamble                       COM    742718109          755     8050SH       Sole                                 21050
Protocol                               COM    74371R106          147    21050SH       Sole                                 15750
QRS Corp                               COM    74837W103         1010    15750SH       Sole
QWEST Communications                   COM    749121109          296    10000SH       Sole               10000
RCN Corporation                        COM    749361101          205     5000SH       Sole                5000             21000
RIBI Immunochem                        COM    762553105           47    21000SH       Sole                                  8000
Reliant Energy                         COM    442161105          216     8000SH       Sole                                  4622
SBC Communications                     COM    78387G103          236     4622SH       Sole                                 66800
Sangstat Medical Corp                  COM    801003104         1449    67800SH       Sole                1000             85200
Santa Cruz Operation                   COM    801833104         1053    88200SH       Sole                3000             10600
Sap AG                                 COM    803054204          400    10600SH       Sole                                 72010
Schering Plough                        COM    806605101         5017   115010SH       Sole               14000    29000    54949
Scientific-Atlanta                     COM    808655104         2966    59849SH       Sole                1100     3800   172100
Scitex Corp                            COM    809090103         1915   175100SH       Sole                3000             21771
Sepracor                               COM    817315104         2346    31071SH       Sole                4400     4900    33741
Shared Medical Sys                     COM    819486101         1914    40941SH       Sole                 800     6400   138158
Shaw Industries                        COM    820286102         5225   329158SH       Sole               74500   116500     6400
Southern Company                       COM    842587107          287    11150SH       Sole                4200      550    35000
SpectRx                                COM    847635109          346    35000SH       Sole                                  9332
Sterling Software                      COM    859547101          283    14136SH       Sole                 300     4504     4775
Summit Bancorp                         COM    866005101          750    23125SH       Sole                9050     9300    18818
Sun Microsystems                       COM    866810104         2373    25518SH       Sole                1800     4900    30037
Synovus Financial                      COM    87161C105          561    30037SH       Sole                                 30000
Tel Offhsore Trust                     COM    872382106          108    30000SH       Sole                                  3766
Texaco                                 COM    881694103          329     5216SH       Sole                1200      250    25000
Trimble Navigation LTD                 COM    896239100          267    25000SH       Sole                                 16450
Union Pacific                          COM    907818108         1193    24824SH       Sole                3674     4700    24591
Union Pacific Resources                COM    907834105          557    34271SH       Sole                2680     7000    10000
United Technologies                    COM    913017109          593    10000SH       Sole                                 81000
Universal Display                      COM    91347P105          278    81000SH       Sole                                 13000
Viragen                                COM    927638106            7    13000SH       Sole                                  9142
Wachovia Bank                          COM    929771103          735     9342SH       Sole                 200              3535
Warner Lambert                         COM    934488107          281     4235SH       Sole                          700    53100
XEIKON NV                              COM    984003103         1129    54100SH       Sole                1000             29714
Xerox                                  COM    984121103         1479    35264SH       Sole                 800     4750    12275
duPont                                 COM    263534109         1160    19175SH       Sole                6900             10000
Pacific Telesis Fin Pfd 8.50%          PFD    694889205          251    10000SH       Sole                                 10000
Royal Bank of Scotland 8.50% S         PFD    780097853          250    10000SH       Sole                                 14000
Universal Display Warrants                                         0    14000SH       Sole
REPORT SUMMARY                             118DATA RECORDS    119517         0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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